UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and
              Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 - 09/30/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Value Opportunities                                          BLACKROCK
Fund, Inc.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
  Statement of Assets and Liabilities ....................................     7
  Statement of Operations ................................................     8
  Statements of Changes in Net Assets ....................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    15
Master LLC Portfolio Information .........................................    19
Master LLC Financial Statements:
  Schedule of Investments ................................................    20
  Statement of Assets and Liabilities ....................................    24
  Statement of Operations ................................................    25
  Statements of Changes in Net Assets ....................................    26
Master LLC Financial Highlights ..........................................    26
Master LLC Notes to Financial Statements .................................    27
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ....    29
Officers and Directors ...................................................    32
Additional Information ...................................................    33
Mutual Fund Family .......................................................    35


2       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the "Fed") has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities -- a stark reversal of recent years' trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008                                                      6-month       12-month
==================================================================================================================
U.S. equities (S&P 500 Index)                                                               (10.87)%       (21.98)%
------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                                 (0.54)        (14.48)
------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                           (22.35)        (30.50)
------------------------------------------------------------------------------------------------------------------
Fixed income (Barclays Capital U.S. Aggregate Index)*                                        (1.50)          3.65
------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*                             (2.59)         (1.87)
------------------------------------------------------------------------------------------------------------------
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*        (6.77)        (10.51)
------------------------------------------------------------------------------------------------------------------

*     Formerly a Lehman Brothers index.

      Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock's full resources are dedicated to the management of our clients' assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       3

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o In a difficult six-month period for equity markets, the Fund (through its investment in Master Value Opportunities LLC) underperformed the benchmark Russell 2000 Index.

      What factors influenced performance?

o Stock selection within the financial services and health care sectors accounted for the majority of the Fund's underperformance. This offset the favorable effects of security selection and allocation within the consumer discretionary, information technology (IT) and industrial sectors.

o Within financial services, insurance and commercial bank holdings detracted the most. Portfolio investments in Conseco Inc., The Colonial BancGroup Inc. and Sterling Financial Corp. were the weakest performers. Within health care, stock selection in pharmaceuticals and health care equipment & supplies hindered results. Medicis Pharmaceutical Corp. and OraSure Technologies Inc. were among the key laggards.

o Sector positioning had a neutral effect on performance relative to the Russell 2000 Index. The portfolio's positioning in consumer discretionary and energy stocks benefited results, while positioning in health care and financial services detracted.

o Within the consumer discretionary sector, specific stock selection was strong. Specialty retailers, Foot Locker Inc. and RadioShack Corp., benefited performance, as did multiline retailer J.C. Penney Co. and homebuilder Lennar Corp. Shares of technical education provider Universal Technical Institute Inc. were also strong.

o Within the information technology sector, stock selection in internet-related providers and software producers proved advantageous. Key contributors included CNET Networks Inc., Wind River Systems Inc. and Parametric Technology Corp.

o Finally, security selection in the industrial sector aided relative returns. Tetra Tech Inc., a consulting firm focused on water resource management, and Administaff Inc., a professional employer organization, were standout performers.

      Describe recent portfolio activity.

o During the six-month period, we added to the portfolio's exposure in consumer discretionary stocks, most notably household durables and retailers.

o At the same time, we significantly reduced exposure to energy stocks on slowing global demand for oil and natural gas.

o We reduced the portfolio's overweighting in the technology sector, trimming positions in internet software & services stocks.

o We also reduced exposure to health care stocks and rebalanced in favor of providers of managed care and services, while trimming biotechnology and health care equipment companies.

      Describe portfolio positioning at period-end.

o The portfolio ended the period with overweight positions relative to the benchmark Russell 2000 Index in the consumer discretionary and technology sectors.

o As of September 30, 2008, the portfolio was underweight in health care (primarily biotechnology), financial services (predominantly commercial banks) and industrials (largely commercial services).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                          Actual                                                  Hypothetical 2
                  --------------------------------------------------------   -------------------------------------------------------
                    Beginning          Ending                                  Beginning         Ending
                  Account Value     Account Value        Expenses Paid       Account Value    Account Value        Expenses Paid
                  April 1, 2008   September 30, 2008   During the Period 1   April 1, 2008  September 30, 2008   During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..     $1,000            $973.60              $ 5.05              $1,000          $1,019.99             $ 5.17
Investor A .....     $1,000            $972.10              $ 6.38              $1,000          $1,018.63             $ 6.53
Investor B .....     $1,000            $968.30              $10.71              $1,000          $1,014.22             $10.96
Investor C .....     $1,000            $967.40              $11.05              $1,000          $1,013.87             $11.31
Class R ........     $1,000            $970.60              $ 8.25              $1,000          $1,016.73             $ 8.44
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.02% for Institutional, 1.29% for Investor A, 2.17% for Investor B, 2.24% for Investor C and 1.67% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Russell 2000 Index. Values are from September 1998 to September 2008.

                             Institutional        Investor A        Russell 2000
                               Shares(1,2)       Shares(1,2)            Index(3)
9/98                               $10,000            $9,475             $10,000
9/99                               $12,864           $12,160             $11,907
9/00                               $18,581           $17,514             $14,692
9/01                               $18,263           $17,172             $11,576
9/02                               $16,766           $15,732             $10,499
9/03                               $22,282           $20,851             $14,332
9/04                               $26,459           $24,693             $17,022
9/05                               $31,517           $29,334             $20,078
9/06                               $34,042           $31,620             $22,070
9/07                               $37,548           $34,789             $24,794
9/08                               $31,039           $28,665             $21,203

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in Master Value Opportunities LLC (the "Master LLC"). The Master LLC invests in a diversified portfolio of securities, primarily common stocks, of relatively small companies which the Master LLC's management believes have special investment value, and emerging growth companies regardless of size.
3 This unmanaged Index is comprised of approximately 2,000 small-capitalization common stocks from various industrial sectors.

Summary for the Period Ended September 30, 2008

                                                                                  Average Annual Total Returns4
                                                             -----------------------------------------------------------------------
                                                                     1 Year                   5 Years                 10 Years
                                                             --------------------      --------------------      -------------------
                                              6-Month        w/o sales    w/sales      w/o sales    w/sales      w/o sales   w/sales
                                           Total Returns      charge      charge        charge      charge        charge     charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ........................        (2.64)%         (17.33)%    (17.33)%      6.85%        6.85%        11.99%     11.99%
Investor A ...........................        (2.79)          (17.61)     (21.93)       6.57         5.43         11.71      11.11
Investor B ...........................        (3.17)          (18.29)     (21.43)       5.74         5.51         11.02      11.02
Investor C ...........................        (3.26)          (18.38)     (19.07)       5.70         5.70         10.81      10.81
Class R ..............................        (2.94)          (17.93)     (17.93)       6.26         6.26         11.44      11.44
Russell 2000 Index ...................        (0.54)          (14.48)     (14.48        8.15         8.15          7.81       7.81
------------------------------------------------------------------------------------------------------------------------------------

4 Assuming maximum sales charges, if any. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchange of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Statement of Assets and Liabilities     BlackRock Value Opportunities Fund, Inc.

September 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- Master Value Opportunities LLC (the "Master LLC") (Cost -- $1,778,831,814) .............    $ 1,483,885,324
Withdrawals receivable from the Master LLC .....................................................................          6,430,790
Capital shares sold receivable .................................................................................            917,958
Prepaid expenses ...............................................................................................             24,782
                                                                                                                    ---------------
Total assets ...................................................................................................      1,491,258,854
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Capital shares redeemed payable ................................................................................          7,348,748
Other affiliates payable .......................................................................................            987,471
Service and distribution fees payable ..........................................................................            628,900
Administration fees payable ....................................................................................            333,846
Officer's and Directors' fees payable ..........................................................................                516
Other accrued expenses payable .................................................................................            153,559
                                                                                                                    ---------------
Total liabilities ..............................................................................................          9,453,040
                                                                                                                    ---------------
Net Assets .....................................................................................................    $ 1,481,805,814
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value, 100,000,000 shares authorized ...........................................    $     2,280,342
Investor A Shares, $0.10 par value, 100,000,000 shares authorized ..............................................          2,729,192
Investor B Shares, $0.10 par value, 100,000,000 shares authorized ..............................................          1,677,797
Investor C Shares, $0.10 par value, 100,000,000 shares authorized ..............................................          2,192,086
Class R Shares, $0.10 par value, 100,000,000 shares authorized .................................................            404,330
Paid-in capital in excess of par ...............................................................................      1,863,084,526
Undistributed net investment income ............................................................................          2,932,142
Accumulated net realized loss allocated from the Master LLC ....................................................        (98,548,111)
Net unrealized appreciation/depreciation allocated from the Master LLC .........................................       (294,946,490)
                                                                                                                    ---------------
Net Assets .....................................................................................................    $ 1,481,805,814
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $398,135,855 and 22,803,418 shares outstanding .........................    $         17.46
                                                                                                                    ===============
Investor A -- Based on net assets of $468,980,999 and 27,291,919 shares outstanding ............................    $         17.18
                                                                                                                    ===============
Investor B -- Based on net assets of $247,438,889 and 16,777,969 shares outstanding ............................    $         14.75
                                                                                                                    ===============
Investor C -- Based on net assets of $308,078,928 and 21,920,864 shares outstanding ............................    $         14.05
                                                                                                                    ===============
Class R -- Based on net assets of $59,171,143 and 4,043,299 shares outstanding .................................    $         14.63
                                                                                                                    ===============

See Notes to Financial Statements.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       7

Statement of Operations BlackRock Value Opportunities Fund, Inc.

Six Months Ended September 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Master LLC:
  Dividends ....................................................................................................    $    13,118,033
  Securities lending from affiliates ...........................................................................          1,914,618
  Income from affiliates .......................................................................................          1,535,206
  Expenses .....................................................................................................         (4,608,414)
                                                                                                                    ---------------
Total income ...................................................................................................         11,959,443
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration .................................................................................................          2,166,406
Service -- Investor A ..........................................................................................            649,623
Service and distribution -- Investor B .........................................................................          1,492,659
Service and distribution -- Investor C .........................................................................          1,773,963
Service and distribution -- Class R ............................................................................            162,549
Transfer agent -- Institutional ................................................................................            535,660
Transfer agent -- Investor A ...................................................................................            615,855
Transfer agent -- Investor B ...................................................................................            546,825
Transfer agent -- Investor C ...................................................................................            780,505
Transfer agent -- Class R ......................................................................................            120,705
Printing .......................................................................................................             88,880
Registration ...................................................................................................             45,410
Professional ...................................................................................................             35,472
Officer and Directors ..........................................................................................              2,253
Miscellaneous ..................................................................................................             10,536
                                                                                                                    ---------------
Total expenses .................................................................................................          9,027,301
                                                                                                                    ---------------
Net investment income ..........................................................................................          2,932,142
                                                                                                                    ---------------
===================================================================================================================================
Realized and Unrealized Gain (Loss) Allocated from the Master LLC
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments and investments sold short ..................................................        (66,142,208)
Net change in unrealized appreciation/depreciation on investments and investments sold short ...................         30,622,322
                                                                                                                    ---------------
Total realized and unrealized loss .............................................................................        (35,519,886)
                                                                                                                    ---------------
Net Decrease in Net Assets Resulting from Operations ...........................................................    $   (32,587,744)
                                                                                                                    ===============

See Notes to Financial Statements.


8       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Statements of Changes in Net Assets     BlackRock Value Opportunities Fund, Inc.

                                                                                                   Six Months
                                                                                                     Ended
                                                                                                  September 30,        Year Ended
                                                                                                      2008              March 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)            2008
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) ...............................................................    $     2,932,142     $    (8,156,535)
Net realized gain (loss) ...................................................................        (66,142,208)        300,462,406
Net change in unrealized appreciation/depreciation .........................................         30,622,322        (581,197,065)
                                                                                                -----------------------------------
Net decrease in net assets resulting from operations .......................................        (32,587,744)       (288,891,194)
                                                                                                -----------------------------------
===================================================================================================================================
Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain:
    Institutional ..........................................................................         (7,644,295)       (109,009,355)
    Investor A .............................................................................         (8,518,509)       (102,417,365)
    Investor B .............................................................................         (5,521,832)        (78,800,422)
    Investor C .............................................................................         (6,953,609)        (87,635,142)
    Class R ................................................................................         (1,240,813)        (11,638,585)
                                                                                                -----------------------------------
Decrease in net assets resulting from distributions to shareholders ........................        (29,879,058)       (389,500,869)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from capital share transactions .........................       (204,246,665)       (255,766,516)
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .............................................................................                725              14,981
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...............................................................       (266,712,742)       (934,143,598)
Beginning of period ........................................................................      1,748,518,556       2,682,662,154
                                                                                                -----------------------------------
End of period ..............................................................................    $ 1,481,805,814     $ 1,748,518,556
                                                                                                ===================================
End of period undistributed net investment income ..........................................    $     2,932,142                  --
                                                                                                ===================================

See Notes to Financial Statements.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       9

Financial Highlights                    BlackRock Value Opportunities Fund, Inc.

                                                                                       Institutional
                                                    ------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                    September, 30                         Year Ended March 31,
                                                         2008       --------------------------------------------------------------
                                                     (Unaudited)       2008           2007        2006         2005         2004
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $   18.24      $   24.95     $   28.46    $   26.28    $   27.22   $    17.27
                                                     -----------------------------------------------------------------------------
Net investment income (loss) 1 ...................        0.09           0.05          0.01         0.03        (0.04)       (0.02)
Net realized and unrealized gain (loss) ..........       (0.56) 2       (2.82) 2       0.76 2       6.39 2       0.97 2       9.97
                                                     -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.47)         (2.77)         0.77         6.42         0.93         9.95
                                                     -----------------------------------------------------------------------------
Distributions from net realized gain .............       (0.31)         (3.94)        (4.28)       (4.24)       (1.87)          --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................   $   17.46      $   18.24     $   24.95    $   28.46    $   26.28   $    27.22
                                                     =============================================================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (2.64)% 4     (13.48)%        3.86%       26.13%        3.99%       57.61%
                                                     =============================================================================
==================================================================================================================================
Ratios to Average Net Assets5
----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................        1.02% 6        0.97%         0.98%        1.02%        1.00%        1.02%
                                                     =============================================================================
Net investment income (loss) .....................        0.90% 6        0.20%         0.05%        0.11%       (0.15)%      (0.09)%
                                                     =============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $ 398,136      $ 521,653     $ 775,697    $ 916,562    $1,005,642  $1,072,299
                                                     =============================================================================
Portfolio turnover of the Master LLC .............          72%           109%           72%          77%           74%         80%
                                                     =============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income (loss).
6     Annualized.

See Notes to Financial Statements.


10       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Financial Highlights (continued)        BlackRock Value Opportunities Fund, Inc.

                                                                                       Investor A
                                                    ------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                    September, 30                         Year Ended March 31,
                                                         2008       --------------------------------------------------------------
                                                     (Unaudited)       2008           2007        2006         2005         2004
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $   17.98      $   24.65     $   28.15    $   26.01    $   26.96    $   17.15
                                                     -----------------------------------------------------------------------------
Net investment income (loss) 1 ...................        0.06          (0.01)        (0.05)       (0.04)       (0.10)       (0.08)
Net realized and unrealized gain (loss) ..........       (0.55) 2       (2.79) 2       0.75 2       6.31 2       0.97 2       9.89
                                                     -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.49)         (2.80)         0.70         6.27         0.87         9.81
                                                     -----------------------------------------------------------------------------
Distributions from net realized gain .............       (0.31)         (3.87)        (4.20)       (4.13)       (1.82)          --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................   $   17.18      $   17.98     $   24.65    $   28.15    $   26.01    $   26.96
                                                     =============================================================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (2.79)% 4     (13.74)%        3.64%       25.76%        3.77%       57.20%
                                                     =============================================================================
==================================================================================================================================
Ratios to Average Net Assets 5
----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................        1.29% 6        1.23%         1.23%        1.27%        1.25%        1.27%
                                                     =============================================================================
Net investment income (loss) .....................        0.61% 6       (0.06)%       (0.20)%      (0.14)%      (0.39)%      (0.34)%
                                                     =============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $ 468,981      $ 499,605     $ 742,321    $ 760,307    $ 643,904    $ 620,193
                                                     =============================================================================
Portfolio turnover of the Master LLC .............          72%           109%           72%          77%          74%          80%
                                                     =============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income (loss).
6     Annualized.

See Notes to Financial Statements.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       11

Financial Highlights (continued)        BlackRock Value Opportunities Fund, Inc.

                                                                                       Investor B
                                                    ------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                    September, 30                         Year Ended March 31,
                                                         2008       --------------------------------------------------------------
                                                     (Unaudited)       2008           2007        2006         2005         2004
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $   15.54      $   21.82     $   25.36    $   23.66    $   24.69    $   15.82
                                                     -----------------------------------------------------------------------------
Net investment loss 1 ............................       (0.02)         (0.18)        (0.22)       (0.22)       (0.27)       (0.24)
Net realized and unrealized gain (loss) ..........       (0.46) 2       (2.41) 2       0.65 2       5.72 2       0.88 2       9.11
                                                     -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.48)         (2.59)         0.43         5.50         0.61         8.87
                                                     -----------------------------------------------------------------------------
Distributions from net realized gain .............       (0.31)         (3.69)        (3.97)       (3.80)       (1.64)          --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................   $   14.75      $   15.54     $   21.82    $   25.36    $   23.66    $   24.69
                                                     =============================================================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (3.17)% 4     (14.49)%        2.86%       24.82%        2.96%       56.07%
                                                     =============================================================================
==================================================================================================================================
Ratios to Average Net Assets 5
----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................        2.17% 6        2.08%         2.00%        2.03%        2.02%        2.04%
                                                     =============================================================================
Net investment loss ..............................       (0.25)% 6      (0.89)%       (0.95)%      (0.91)%      (1.17)%      (1.11)%
                                                     =============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $ 247,439      $ 311,312     $ 569,747    $ 762,340    $ 809,643    $ 951,562
                                                     =============================================================================
Portfolio turnover of the Master LLC .............          72%           109%           72%          77%          74%          80%
                                                     =============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income (loss).
6     Annualized.

See Notes to Financial Statements.


12       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Financial Highlights (continued)        BlackRock Value Opportunities Fund, Inc.

                                                                                      Investor C
                                                    ------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                    September, 30                         Year Ended March 31,
                                                         2008       --------------------------------------------------------------
                                                     (Unaudited)       2008           2007        2006         2005         2004
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $   14.83      $   21.01     $   24.62    $   23.10    $   24.18    $   15.50
                                                     -----------------------------------------------------------------------------
Net investment loss 1 ............................       (0.03)         (0.19)        (0.21)       (0.22)       (0.27)       (0.23)
Net realized and unrealized gain (loss) ..........       (0.44) 2       (2.28) 2       0.61 2       5.57 2       0.86 2       8.91
                                                     -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.47)         (2.47)         0.40         5.35         0.59         8.68
                                                     -----------------------------------------------------------------------------
Distributions from net realized gain .............       (0.31)         (3.71)        (4.01)       (3.83)       (1.67)          --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................   $   14.05      $   14.83     $   21.01    $   24.62    $   23.10    $   24.18
                                                     =============================================================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (3.26)% 4     (14.51)%        2.80%       24.82%        2.95%       56.00%
                                                     =============================================================================
==================================================================================================================================
Ratios to Average Net Assets 5
----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................        2.24% 6        2.13%         2.01%        2.05%        2.03%        2.05%
                                                     =============================================================================
Net investment loss ..............................       (0.33)% 6      (0.96)%       (0.97)%      (0.92)%      (1.18)%      (1.13)%
                                                     =============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $ 308,079      $ 355,755     $ 542,736    $ 580,318    $ 524,132    $ 539,393
                                                     =============================================================================
Portfolio turnover of the Master LLC .............          72%           109%           72%          77%          74%          80%
                                                     =============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income (loss).
6     Annualized.

See Notes to Financial Statements.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       13

Financial Highlights (concluded)        BlackRock Value Opportunities Fund, Inc.

                                                                                         Class R
                                                    ------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                    September, 30                         Year Ended March 31,
                                                         2008       --------------------------------------------------------------
                                                     (Unaudited)       2008           2007        2006         2005         2004
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $   15.38      $   21.69     $   25.31    $   23.80    $   24.93    $   15.87
                                                     -----------------------------------------------------------------------------
Net investment income (loss) 1 ...................        0.02          (0.10)        (0.10)       (0.09)       (0.15)       (0.12)
Net realized and unrealized gain (loss) ..........       (0.46) 2       (2.38) 2       0.64 2       5.73 2       0.88 2       9.18
                                                     -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.44)         (2.48)         0.54         5.64         0.73         9.06
                                                     -----------------------------------------------------------------------------
Distributions from net realized gain .............       (0.31)         (3.83)        (4.16)       (4.13)       (1.86)          --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................   $   14.63      $   15.38     $   21.69    $   25.31    $   23.80    $   24.93
                                                     =============================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (2.94)% 3     (14.13)%        3.39%       25.43%        3.53%       57.09%
                                                     =============================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................        1.67% 5        1.65%         1.48%        1.51%        1.50%        1.52%
                                                     =============================================================================
Net investment income (loss) .....................        0.22% 5       (0.52)%       (0.46)%      (0.39)%      (0.61)%      (0.59)%
                                                     =============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................   $  59,171      $  60,194     $  52,161    $  39,382    $  18,703    $   3,160
                                                     =============================================================================
Portfolio turnover of the Master LLC .............          72%           109%           72%          77%          74%          80%
                                                     =============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Aggregate total investment return.
4 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income (loss).
5     Annualized.

See Notes to Financial Statements.


14       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Notes to Financial Statements (Unaudited)
                                        BlackRock Value Opportunities Fund, Inc.

1. Significant Accounting Policies:

BlackRock Value Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at September 30, 2008 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

o Level 1 -- price quotations in active markets/exchanges for identical securities

o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                                                  Investments in
Valuation Inputs                                                    Securities
--------------------------------------------------------------------------------
Level 1 ......................................................                --
Level 2 ......................................................    $1,483,885,324
Level 3 ......................................................                --
--------------------------------------------------------------------------------
Total                                                             $1,483,885,324
                                                                  ==============

Investment Transactions and Investment Income: Investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon jurisdiction.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       15

                                        BlackRock Value Opportunities Fund, Inc.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the "FSP"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161," was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administration services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily net value of the Fund's net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee            Fee
--------------------------------------------------------------------------------
Investor A ......................................        0.25%            --
Investor B ......................................        0.25%          0.75%
Investor C ......................................        0.25%          0.75%
Class R .........................................        0.25%          0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended September 30, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A shares which totaled $20,907 and affiliates received contingent deferred sales charges of $31,988 and $8,826 relating to transactions in Investor B and Investor C Shares, respectively. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the year. Furthermore, affiliates received contingent deferred sales charges of $271 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended September 30, 2008, the Fund paid $2,243,869 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.


16       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

                                        BlackRock Value Opportunities Fund, Inc.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the six months ended September 30, 2008, the Fund earned $404,470, which is included in income from affiliates in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended September 30, 2008 the Fund reimbursed the Administrator the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional .....................................................    $6,113
Investor A ........................................................    $5,811
Investor B ........................................................    $4,741
Investor C ........................................................    $6,042
Class R ...........................................................    $  443
--------------------------------------------------------------------------------

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund's Chief Compliance Officer.

3. Capital Share Transactions:

Transactions in shares for each class were as follows:

                                                                         Six Months Ended                        Year Ended
                                                                        September 30, 2008                     March 31, 2008
                                                                   ----------------------------       -----------------------------
                                                                      Shares          Amount             Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................      1,747,127     $  33,355,974         4,016,578     $  88,704,342
Shares issued to shareholders in reinvestment of distributions        399,290         7,251,008         4,663,072       103,585,965
                                                                   ----------------------------       -----------------------------
Total issued .................................................      2,146,417        40,606,982         8,679,650       192,290,307
Shares redeemed ..............................................     (7,950,183)     (152,368,886)      (11,157,866)     (256,171,512)
                                                                   ----------------------------       -----------------------------
Net decrease .................................................     (5,803,766)    $(111,761,904)       (2,478,216)    $ (63,881,205)
                                                                   ============================       =============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...............      3,156,118     $  59,065,189         6,221,324     $ 141,726,206
Shares issued to shareholders in reinvestment of distributions        453,899         8,115,574         4,412,712        96,825,748
                                                                   ----------------------------       -----------------------------
Total issued .................................................      3,610,017        67,180,763        10,634,036       238,551,954
Shares redeemed ..............................................     (4,110,220)      (76,892,752)      (12,959,214)     (300,009,409)
                                                                   ----------------------------       -----------------------------
Net decrease .................................................       (500,203)    $  (9,711,989)       (2,325,178)    $ (61,457,455)
                                                                   ============================       =============================


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       17

Notes to Financial Statements (concluded)
                                        BlackRock Value Opportunities Fund, Inc.

                                                                         Six Months Ended                        Year Ended
                                                                        September 30, 2008                     March 31, 2008
                                                                   ----------------------------       -----------------------------
                                                                      Shares          Amount             Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................      1,086,171     $  17,558,446         2,729,083     $  54,482,016
Shares issued to shareholders in reinvestment of distributions        346,310         5,326,123         3,944,701        75,628,354
                                                                   ----------------------------       -----------------------------
Total issued .................................................      1,432,481        22,884,569         6,673,784       130,110,370
Shares redeemed and automatic conversion of shares ...........     (4,687,872)      (75,588,078)      (12,754,320)     (254,124,879)
                                                                   ----------------------------       -----------------------------
Net decrease .................................................     (3,255,391)    $ (52,703,509)       (6,080,536)    $(124,014,509)
                                                                   ============================       =============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................      1,615,567     $  24,909,165         4,085,173     $  77,482,741
Shares issued to shareholders in reinvestment of distributions        451,296         6,611,211         4,543,713        82,995,141
                                                                   ----------------------------       -----------------------------
Total issued .................................................      2,066,863        31,520,376         8,628,886       160,477,882
Shares redeemed ..............................................     (4,137,212)      (63,689,632)      (10,465,027)     (196,131,471)
                                                                   ----------------------------       -----------------------------
Net decrease .................................................     (2,070,349)    $ (32,169,256)       (1,836,141)    $ (35,653,589)
                                                                   ============================       =============================
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................      1,081,410     $  17,356,712         2,386,310     $  46,784,467
Shares issued to shareholders in reinvestment of distributions         81,387         1,240,341           625,085        11,632,731
                                                                   ----------------------------       -----------------------------
Total issued .................................................      1,162,797        18,597,053         3,011,395        58,417,198
Shares redeemed ..............................................     (1,032,169)      (16,497,060)       (1,503,867)      (29,176,956)
                                                                   ----------------------------       -----------------------------
Net increase .................................................        130,628     $   2,099,993         1,507,528     $  29,240,242
                                                                   ============================       =============================

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

4. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Advisor, replaced FAM Distributors, Inc. and BlackRock Distributors, Inc. as the sole distributor of the Fund. The service and distribution fees will not change as a result of this transaction.


18       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Master Portfolio Summary                          Master Value Opportunities LLC

As of September 30, 2008

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
OGE Energy Corp. ....................................................     3%
TIBCO Software, Inc. ................................................     3
Convergys Corp. .....................................................     2
Harte-Hanks, Inc. ...................................................     2
Saks, Inc. ..........................................................     2
Reinsurance Group of America, Inc. Class A ..........................     2
Medicis Pharmaceutical Corp. Class A ................................     2
Swift Energy Co. ....................................................     2
Centex Corp. ........................................................     2
Curtiss-Wright Corp. ................................................     2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Household Durables ..................................................     7%
Software ............................................................     7
Real Estate Investment Trusts (REITs) ...............................     7
Commercial Banks ....................................................     5
Insurance ...........................................................     5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Weightings                                          Long-Term Investments
--------------------------------------------------------------------------------
Financials ..........................................................    19%
Information Technology ..............................................    19
Industrials .........................................................    15
Consumer Discretionary ..............................................    10
Consumer Staples ....................................................    10
Health Care .........................................................     8
Energy ..............................................................     6
Materials ...........................................................     4
Utilities ...........................................................     4
Other* ..............................................................     5
--------------------------------------------------------------------------------
*     Includes portfolio holdings in exchange-traded funds.

      For Master LLC compliance purposes, the Master LLC's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       19

Schedule of Investments September 30, 2008 (Unaudited)
                                                 Master Value Opportunities LLC
                                     (Percentages shown are based on Net Assets)

Common Stocks                                          Shares          Value
===============================================================================
Aerospace & Defense -- 1.9%
Curtiss-Wright Corp. (a)                               571,000   $   25,951,950
Triumph Group, Inc.                                     31,400        1,435,294
                                                                 --------------
                                                                     27,387,244
===============================================================================
Airlines -- 0.5%
Republic Airways Holdings, Inc. (b)                    792,300        8,073,537
===============================================================================
Auto Components -- 1.0%
ArvinMeritor, Inc. (a)                               1,173,300       15,299,832
===============================================================================
Biotechnology -- 0.3%
Human Genome Sciences, Inc. (b)                         11,300           71,755
Maxygen, Inc. (b)                                      702,351        2,970,945
Neurogen Corp. (b)                                     921,280          221,015
PDL BioPharma, Inc.                                      5,900           54,929
Vical, Inc. (b)                                        447,940          980,989
                                                                 --------------
                                                                      4,299,633
===============================================================================
Building Products -- 0.3%
Ameron International Corp.                              63,800        4,571,270
===============================================================================
Capital Markets -- 1.4%
Investment Technology Group, Inc. (b)                  508,700       15,479,741
Thomas Weisel Partners Group, Inc. (b)                 683,114        5,758,651
                                                                 --------------
                                                                     21,238,392
===============================================================================
Chemicals -- 2.1%
Chemtura Corp.                                       1,626,000        7,414,560
Lubrizol Corp.                                         353,500       15,249,990
Spartech Corp. (a)                                     789,700        7,818,030
                                                                 --------------
                                                                     30,482,580
===============================================================================
Commercial Banks -- 5.3%
BancorpSouth, Inc.                                     269,200        7,572,596
Cullen/Frost Bankers, Inc.                              86,400        5,184,000
First Horizon National Corp. (a)                       985,167        9,221,159
First Merchants Corp. (a)                               48,000        1,094,400
First Midwest Bancorp, Inc.                            750,500       18,192,120
Glacier Bancorp, Inc.                                  207,700        5,144,729
MetroCorp Bancshares, Inc.                             353,250        4,239,000
Provident Bankshares Corp. (a)                         583,500        5,665,785
S&T Bancorp, Inc.                                      156,100        5,749,163
Texas Capital Bancshares, Inc. (b)                      77,600        1,610,976
United Bankshares, Inc.                                200,300        7,010,500
Webster Financial Corp.                                330,600        8,347,650
                                                                 --------------
                                                                     79,032,078
===============================================================================
Commercial Services & Supplies -- 0.7%
Casella Waste Systems, Inc. (b)                        167,325        1,964,395
Tetra Tech, Inc. (b)                                   366,300        8,813,178
                                                                 --------------
                                                                     10,777,573
===============================================================================
Communications Equipment -- 1.8%
ADC Telecommunications, Inc. (b)                       885,700        7,484,165
Extreme Networks, Inc. (b)                              53,845          181,458
Tellabs, Inc. (b)                                    4,514,800       18,330,088
                                                                 --------------
                                                                     25,995,711
===============================================================================
Construction & Engineering -- 1.6%
EMCOR Group, Inc. (b)                                  114,600        3,016,272
Layne Christensen Co. (b)                              179,300        6,352,599
URS Corp. (b)                                          408,900       14,994,363
                                                                 --------------
                                                                     24,363,234
===============================================================================
Containers & Packaging -- 1.6%
Smurfit-Stone Container Corp. (a)(b)                 4,973,000       23,373,100
===============================================================================
Diversified Consumer Services -- 1.0%
Universal Technical Institute, Inc. (a)(b)(c)          860,600       14,681,836
===============================================================================
Electrical Equipment -- 0.7%
Hubbell, Inc. Class B                                  300,900       10,546,545
===============================================================================
Electronic Equipment & Instruments -- 3.9%
Anixter International, Inc. (a)(b)                     359,100       21,370,041
Ingram Micro, Inc. Class A (b)                       1,514,600       24,339,622
National Instruments Corp.                              70,200        2,109,510
Tech Data Corp. (b)                                    358,900       10,713,165
                                                                 --------------
                                                                     58,532,338
===============================================================================
Energy Equipment & Services -- 2.6%
CARBO Ceramics, Inc. (a)                               380,100       19,616,961
Dresser-Rand Group, Inc. (b)                           168,400        5,299,548
Hornbeck Offshore Services, Inc. (b)                    37,000        1,428,940
Key Energy Services, Inc. (b)                          986,100       11,438,760
                                                                 --------------
                                                                     37,784,209
===============================================================================
Food & Staples Retailing -- 0.4%
The Andersons, Inc.                                    177,800        6,262,116
===============================================================================
Food Products -- 1.8%
Dean Foods Co. (b)                                     584,500       13,653,920
Hain Celestial Group, Inc. (b)                         475,200       13,082,256
                                                                 --------------
                                                                     26,736,176
===============================================================================
Health Care Equipment & Supplies -- 1.9%
The Cooper Cos., Inc.                                  371,600       12,916,816
DexCom, Inc. (a)(b)                                    193,500        1,197,765
Mentor Corp. (a)                                        44,200        1,054,612
OraSure Technologies, Inc. (b)(c)                    2,666,230       13,117,852
                                                                 --------------
                                                                     28,287,045
===============================================================================
Health Care Providers & Services -- 2.5%
AMERIGROUP Corp. (b)                                   501,300       12,652,812
HealthSpring, Inc. (b)                                 196,100        4,149,476
LifePoint Hospitals, Inc. (b)                           58,700        1,886,618
MedCath Corp. (b)                                      113,700        2,037,504
Owens & Minor, Inc.                                     98,700        4,786,950
Pediatrix Medical Group, Inc. (b)                      117,700        6,346,384
Res-Care, Inc. (b)                                     311,800        5,656,052
                                                                 --------------
                                                                     37,515,796
===============================================================================

See Notes to Financial Statements.


20       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Schedule of Investments (continued)               Master Value Opportunities LLC
                                     (Percentages shown are based on Net Assets)

Common Stocks                                          Shares          Value
===============================================================================
Health Care Technology -- 0.5%
HLTH Corp. (b)                                         614,306   $    7,021,518
Merge Healthcare, Inc. (a)                             621,413          627,627
                                                                 --------------
                                                                      7,649,145
===============================================================================
Hotels, Restaurants & Leisure -- 1.6%
CBRL Group, Inc.                                       155,400        4,087,020
Choice Hotels International, Inc.                      236,200        6,401,020
O'Charleys, Inc. (c)                                 1,490,900       13,045,375
                                                                 --------------
                                                                     23,533,415
===============================================================================
Household Durables -- 6.7%
Centex Corp.                                         1,664,200       26,960,040
Champion Enterprises, Inc. (b)                          51,600          286,380
Furniture Brands International, Inc. (a)             1,332,600       14,018,952
Harman International Industries, Inc.                  379,300       12,922,751
KB Home                                                857,300       16,871,664
Lennar Corp. Class A (a)                             1,285,700       19,529,783
Meritage Homes Corp. (a)(b)                             81,300        2,008,110
Ryland Group, Inc.                                     247,800        6,571,656
                                                                 --------------
                                                                     99,169,336
===============================================================================
IT Services -- 2.6%
CACI International, Inc. Class A (b)                    36,700        1,838,670
Convergys Corp. (b)                                  2,500,100       36,951,478
                                                                 --------------
                                                                     38,790,148
===============================================================================
Insurance -- 4.7%
Conseco, Inc. (b)                                    5,137,600       18,084,352
HCC Insurance Holdings, Inc.                           270,200        7,295,400
IPC Holdings, Ltd.                                     116,509        3,519,737
Presidential Life Corp.                                455,371        7,190,308
Protective Life Corp.                                  132,300        3,771,873
Reinsurance Group of America, Inc. Class A (a)         564,900       30,504,600
                                                                 --------------
                                                                     70,366,270
===============================================================================
Internet Software & Services -- 1.6%
RealNetworks, Inc. (b)                               2,356,600       11,971,528
ValueClick, Inc. (b)                                   507,700        5,193,771
Vignette Corp. (b)                                     574,100        6,165,834
                                                                 --------------
                                                                     23,331,133
===============================================================================
Life Sciences Tools & Services -- 0.1%
Exelixis, Inc. (a)(b)                                  218,300        1,327,264
===============================================================================
Machinery -- 4.2%
AGCO Corp. (b)                                         374,400       15,953,184
EnPro Industries, Inc. (b)                             306,300       11,382,108
Mueller Industries, Inc.                               515,300       11,857,053
RBC Bearings, Inc. (b)                                 159,000        5,356,710
Robbins & Myers, Inc.                                  156,600        4,843,638
Wabash National Corp. (c)                            1,445,800       13,662,810
                                                                 --------------
                                                                     63,055,503
===============================================================================
Media -- 2.9%
Harte-Hanks, Inc. (c)                                3,486,300       36,152,931
Playboy Enterprises, Inc. Class B (a)(b)(c)          1,706,900        6,725,186
                                                                 --------------
                                                                     42,878,117
===============================================================================
Metals & Mining -- 0.3%
RTI International Metals, Inc. (b)                     195,100        3,816,156
===============================================================================
Multi-Utilities -- 3.5%
OGE Energy Corp.                                     1,679,500       51,862,960
===============================================================================
Multiline Retail -- 2.2%
Saks, Inc. (b)                                       3,452,800       31,938,400
===============================================================================
Oil, Gas & Consumable Fuels -- 3.1%
ATP Oil & Gas Corp. (a)(b)                             324,200        5,774,002
Swift Energy Co. (a)(b)                                730,000       28,243,700
Venoco, Inc. (b)                                       964,700       12,541,100
                                                                 --------------
                                                                     46,558,802
===============================================================================
Personal Products -- 1.1%
Alberto-Culver Co.                                     606,400       16,518,336
===============================================================================
Pharmaceuticals -- 3.0%
Angiotech Pharmaceuticals, Inc. (b)                      8,585            6,782
King Pharmaceuticals, Inc. (a)(b)                      796,600        7,631,428
Medicis Pharmaceutical Corp. Class A                 1,976,900       29,475,579
Mylan, Inc. (a)(b)                                     469,500        5,361,690
Watson Pharmaceuticals, Inc. (b)                        55,500        1,581,750
                                                                 --------------
                                                                     44,057,229
===============================================================================
Professional Services -- 1.4%
Administaff, Inc.                                      505,675       13,764,473
Heidrick & Struggles International, Inc.               220,800        6,657,120
                                                                 --------------
                                                                     20,421,593
===============================================================================
Real Estate Investment Trusts (REITs) -- 6.5%
Brandywine Realty Trust                              1,243,700       19,936,511
Cousins Properties, Inc. (a)                           729,500       18,405,285
Dupont Fabros Technology, Inc.                       1,045,500       15,943,875
FelCor Lodging Trust, Inc. (a)                       2,123,900       15,207,124
Friedman Billings Ramsey Group, Inc. Class A         2,924,255        5,848,510
Lexington Corporate Properties Trust                   913,900       15,737,358
MFA Mortgage Investments, Inc.                         731,400        4,754,100
                                                                 --------------
                                                                     95,832,763
===============================================================================
Road & Rail -- 0.9%
Marten Transport Ltd. (b)                              225,548        4,400,441
Vitran Corp., Inc. (b)(c)                              662,521        8,924,158
                                                                 --------------
                                                                     13,324,599
===============================================================================
Semiconductors & Semiconductor
Equipment -- 2.2%
DSP Group, Inc. (b)                                  1,153,300        8,822,745
Mattson Technology, Inc. (b)                         2,231,300       10,554,049
Zoran Corp. (b)                                      1,708,400       13,940,544
                                                                 --------------
                                                                     33,317,338
===============================================================================

See Notes to Financial Statements.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       21

Schedule of Investments (continued)               Master Value Opportunities LLC
                                     (Percentages shown are based on Net Assets)

Common Stocks                                          Shares          Value
===============================================================================
Software -- 6.6%
Bottomline Technologies, Inc. (b)(c)                 1,548,411   $   16,103,474
Lawson Software, Inc. (b)                              630,400        4,412,800
Novell, Inc. (b)                                     3,673,400       18,881,276
Parametric Technology Corp. (a)(b)                     639,554       11,767,794
Synchronoss Technologies, Inc. (b)                     124,500        1,171,545
THQ, Inc. (b)                                          384,900        4,634,196
TIBCO Software, Inc. (b)                             5,411,800       39,614,376
Wind River Systems, Inc. (a)(b)                        188,700        1,887,000
                                                                 --------------
                                                                     98,472,461
===============================================================================
Specialty Retail -- 1.3%
Foot Locker, Inc.                                      221,700        3,582,672
RadioShack Corp.                                       936,900       16,189,632
                                                                 --------------
                                                                     19,772,304
===============================================================================
Textiles, Apparel & Luxury Goods -- 0.4%
Hanesbrands, Inc. (b)                                  247,600        5,385,300
===============================================================================
Thrifts & Mortgage Finance -- 1.0%
MGIC Investment Corp.                                  406,100        2,854,883
Provident Financial Services, Inc. (a)                 274,700        4,535,297
Provident New York Bancorp                             532,900        7,044,938
                                                                 --------------
                                                                     14,435,118
===============================================================================
Trading Companies & Distributors -- 2.3%
Applied Industrial Technologies, Inc. (a)              247,900        6,675,947
H&E Equipment Services, Inc. (b)                       433,500        4,187,610
RSC Holdings, Inc. (a)(b)                              202,587        2,301,388
United Rentals, Inc. (b)                               460,048        7,011,132
WESCO International, Inc. (b)                          416,300       13,396,534
                                                                 --------------
                                                                     33,572,611
-------------------------------------------------------------------------------
Total Common Stocks -- 94.0%                                      1,394,626,546
===============================================================================

Exchange-Traded Funds                                   Shares         Value
===============================================================================
Financial Select Sector SPDR Fund                      185,600        3,691,584
iShares Nasdaq Biotechnology Index Fund (a)            308,200       25,075,152
iShares Russell 2000 Growth Index Fund (a)             145,000       10,260,200
iShares Russell 2000 Value Index Fund                   34,800        2,339,952
iShares Russell Midcap Growth Index Fund                89,100        3,869,613
SPDR(R) Gold Trust (b)                                 305,600       25,997,392
SPDR KBW Regional Banking                              216,200        7,675,100
                                                                 --------------
Total Exchange-Traded Funds -- 5.3%                                  78,908,993
===============================================================================
Total Long-Term Investments
(Cost -- $1,768,482,029) -- 99.3%                                 1,473,535,539
===============================================================================

===============================================================================
                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 2.59% (d)(e)                     $ 15,057       15,057,219
BlackRock Liquidity Series, LLC
  Money Market Series, 2.66% (d)(e)(f)                 138,696      138,695,950
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $153,753,169) -- 10.4%                                     153,753,169
===============================================================================
Total Investments
(Cost -- $1,922,235,198*) -- 109.7%                               1,627,288,708

Liabilities in Excess of Other Assets -- (9.7)%                    (143,403,384)
                                                                 --------------
Net Assets -- 100.0%                                             $1,483,885,324
                                                                 ==============

See Notes to Financial Statements.


22       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Schedule of Investments (concluded)               Master Value Opportunities LLC

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 1,954,641,028
                                                                ===============
      Gross unrealized appreciation ........................    $    55,972,612
      Gross unrealized depreciation ........................       (383,324,932)
                                                                ---------------
      Net unrealized depreciation ..........................    $  (327,352,320)
                                                                ===============

(a)   Security, or a portion of security, is on loan.
(b)   Non-income producing security.
(c) Investments in companies (whereby the Master LLC held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------
                                    Purchase        Sales        Realized
      Affiliate                       Cost           Cost       Gain (Loss)        Income
      -------------------------------------------------------------------------------------
      Bottomline
        Technologies, Inc.+ ....  $ 7,274,277    $   495,223    $    95,570              --
      Harte-Hanks, Inc. ........  $ 8,764,250             --             --     $   474,788
      O'Charleys, Inc. .........  $ 1,157,531    $10,309,376    $(5,159,641)    $   205,434
      OraSure Technologies,
        Inc.+ ..................  $ 2,616,561    $ 1,846,544    $  (874,230)             --
      Playboy Enterprises,
        Inc. Class B+ ..........  $   616,274             --             --              --
      Universal Technical
        Institute, Inc.*+ ......  $   376,147    $18,758,406    $(4,145,062)             --
      Vitran Corp., Inc.*+ .....  $    21,502    $ 1,177,553    $  (310,290)             --
      Wabash National
        Corp. ..................  $    28,280    $ 2,334,785    $(1,248,451)    $   138,582
      Westell Technologies,
        Inc. Class A*+ .........           --    $12,241,679    $(8,936,686)             --
      -------------------------------------------------------------------------------------

*     No longer an affiliated company as of report date.
+     Non-income producing security.

(d)   Represents the current yield as of report date.
(e) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net
                                                          Activity
      Affiliate                                             (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                                $   15,057   $  311,932
      BlackRock Liquidity Series, LLC
        Money Market Series                              $  138,696   $1,914,618
      Merrill Lynch Premier Institutional Fund           $ (498,644)          --
      --------------------------------------------------------------------------

(f)   Security was purchased with the cash proceeds from securities loans.

o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities
      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Master LLC's investments:

--------------------------------------------------------------------------------
                                                                  Investments in
Valuation Inputs                                                    Securities
--------------------------------------------------------------------------------
Level 1 ......................................................    $1,473,535,539
Level 2 ......................................................       153,753,169
Level 3 ......................................................                --
--------------------------------------------------------------------------------
Total                                                             $1,627,288,708
                                                                  ==============

See Notes to Financial Statements.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       23

Statement of Assets and Liabilities               Master Value Opportunities LLC

September 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $143,579,186) (cost -- $1,570,554,608) ....    $ 1,351,121,917
Investments at value -- affiliated (cost -- $351,680,590) ......................................................        276,166,791
Investments sold receivable ....................................................................................         34,727,189
Investments sold receivable -- affiliates ......................................................................          2,423,172
Dividends receivable ...........................................................................................          1,402,095
Other assets ...................................................................................................            822,885
Securities lending income receivable -- affiliated .............................................................            355,060
Prepaid expenses ...............................................................................................             67,910
                                                                                                                    ---------------
Total assets ...................................................................................................      1,667,087,019
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral at value -- securities loaned .......................................................................        138,695,950
Bank overdraft .................................................................................................            233,899
Investments purchased payable ..................................................................................         33,536,959
Withdrawals payable to investors ...............................................................................          6,430,790
Investments purchased payable -- affiliates ....................................................................          3,389,729
Investment advisory fees payable ...............................................................................            652,891
Other liabilities ..............................................................................................             56,016
Other affiliates payable .......................................................................................             14,220
Officer's and Directors' fees payable ..........................................................................                517
Other accrued expenses payable .................................................................................            190,724
                                                                                                                    ---------------
Total liabilities ..............................................................................................        183,201,695
                                                                                                                    ---------------
Net Assets .....................................................................................................    $ 1,483,885,324
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Investor's capital .............................................................................................    $ 1,778,831,814
Net unrealized appreciation/depreciation .......................................................................       (294,946,490)
                                                                                                                    ---------------
Net Assets .....................................................................................................    $ 1,483,885,324
                                                                                                                    ===============

See Notes to Financial Statements.


24       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Statement of Operations Master Value Opportunities LLC

Six Months Ended September 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends .........................................................................................................    $ 13,118,033
Securities lending from affiliates ................................................................................       1,914,618
Income from affiliates ............................................................................................       1,535,206
                                                                                                                       ------------
Total income ......................................................................................................      16,567,857
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ...............................................................................................       4,218,025
Accounting services ...............................................................................................         210,711
Custodian .........................................................................................................          75,660
Professional ......................................................................................................          37,100
Officer and Directors .............................................................................................          35,469
Printing ..........................................................................................................           2,276
Miscellaneous .....................................................................................................          29,173
                                                                                                                       ------------
Total expenses ....................................................................................................       4,608,414
                                                                                                                       ------------
Net investment income .............................................................................................      11,959,443
                                                                                                                       ------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from:
  Investments (including $20,578,790 from affiliates) .............................................................     (65,374,211)
  Investments sold short ..........................................................................................        (767,997)
                                                                                                                       ------------
                                                                                                                        (66,142,208)
                                                                                                                       ------------
Net change in unrealized appreciation/depreciation on:
  Investments .....................................................................................................      30,503,868
  Investments sold short ..........................................................................................         118,454
                                                                                                                       ------------
                                                                                                                         30,622,322
                                                                                                                       ------------
Total realized and unrealized loss ................................................................................     (35,519,886)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ..............................................................    $(23,560,443)
                                                                                                                       ============

See Notes to Financial Statements.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       25

Statements of Changes in Net Assets               Master Value Opportunities LLC

                                                                                                   Six Months
                                                                                                     Ended
                                                                                                   September 30,       Year Ended
                                                                                                      2008              March 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)            2008
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $    11,959,443     $    15,475,488
Net realized gain (loss) ...................................................................        (66,142,208)        300,462,406
Net change in unrealized appreciation/depreciation .........................................         30,622,322        (581,197,065)
                                                                                                -----------------------------------
Net decrease in net assets resulting from operations .......................................        (23,560,443)       (265,259,171)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................        178,412,870         748,434,575
Fair value of withdrawals ..................................................................       (421,542,371)     (1,418,068,020)
                                                                                                -----------------------------------
Net decrease in net assets derived from capital transactions ...............................       (243,129,501)       (669,633,445)
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...............................................................       (266,689,944)       (934,892,616)
Beginning of period ........................................................................      1,750,575,268       2,685,467,884
                                                                                                -----------------------------------
End of period ..............................................................................    $ 1,483,885,324     $ 1,750,575,268
                                                                                                ===================================

Financial Highlights                              Master Value Opportunities LLC

                                         Six Months
                                           Ended
                                        September, 30                               Year Ended March 31,
                                            2008       ----------------------------------------------------------------------------
                                         (Unaudited)        2008            2007            2006            2005            2004
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ............          (2.41)% 1     (13.02)%           4.34%          26.66%           4.48%          58.26%
                                        ===========================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses .....................           0.53% 2        0.51%            0.50%           0.51%           0.50%           0.51%
                                        ===========================================================================================
Net investment income ..............           1.38% 2        0.66%            0.53%           0.62%           0.35%           0.42%
                                        ===========================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ....    $ 1,483,885    $ 1,750,575      $ 2,685,468     $ 3,061,862     $ 3,005,949     $ 3,189,311
                                        ===========================================================================================
Portfolio turnover .................             72%           109%              72%             77%             74%             80%
                                        ===========================================================================================

1     Aggregate total investment return.
2     Annualized.

See Notes to Financial Statements.


26       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Notes to Financial Statements (Unaudited)         Master Value Opportunities LLC

1. Significant Accounting Policies:

Master Value Opportunities LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment trans-actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Short Sales: When the Master LLC engages in a short sale, an amount equal to the proceeds received by the Master LLC is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. When the Master LLC makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Master LLC maintains a segregated account of securities as collateral for the short sales. The Master LLC is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. The Master LLC is required to repay the counterparty any dividends or interest received on the security sold short.

A gain limited to the price at which the Master LLC sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Securities Lending: The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. The Master LLC typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Master LLC may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of security transactions. The Master LLC may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities, either in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: The Master LLC is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Master LLC is disregarded as an entity separate from its owner for tax purposes, therefore it is not required to file income tax returns.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       27

Notes to Financial Statements (concluded)         Master Value Opportunities LLC

entity's results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the "FSP"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161," was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to that Master LLC. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Advisor a monthly fee at an annual rate of the average daily value of the Master LLC's net assets at the following annual rates: 0.50% of the Master LLC's average daily net assets not exceeding $1 billion; 0.475% of the Master LLC's net assets in excess of $1 billion not exceeding $1.5 billion; and 0.45% of the Master LLC's net assets in excess of $1.5 billion.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the six months ended September 30, 2008, the Master LLC reimbursed the Advisor $14,699 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of September 30, 2008, the Master LLC loaned securities with a value of $35,796,812 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended September 30, 2008, BIM received $467,047 in securities lending agent fees.

In addition, MLPF&S received $348,540 in commissions on the execution of the portfolio security transactions for the Master LLC for the six months ended September 30, 2008.

For the six months ended September 30, 2008, Piper Jaffray was considered to be an affiliate of the Advisor and received $22,087 in commissions on the execution of portfolio transactions for the Master LLC.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC's Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 2008 were $1,217,233,021 and $1,447,260,370, respectively.

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2008 and was subsequently renewed. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Master LLC pays a commitment fee of 0.06% per annum based on the Master LLC's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Master LLC did not borrow under the credit agreement during the six months ended September 30, 2008.

5. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that is has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.


28       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the "Board," the members of which are referred to as "Directors") of BlackRock Value Opportunities Fund, Inc. (the "Fund") and Master Value Opportunities LLC (the "Master LLC") met in April and June 2008 to consider the approval of the Fund's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Advisor"), the Master LLC's investment advisor. The Fund is a "feeder" fund that invests all of its assets in the Master LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Master LLC level. The Board also considered the approval of the subadvisory agreement (the "Subadvisory Agreement") between the Advisor and BlackRock Investment Management, LLC (the "Subadvisor"). The Advisor and the Subadvisor are referred to herein as "BlackRock." For simplicity, the Master LLC and the Fund are referred to herein as the "Fund." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the "Transaction"), the Fund entered into the Advisory Agreement with an initial two-year term and the Advisor entered into the Subadvisory Agreement with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements' respective initial two-year term, the Board is required to consider the continuation of the Fund's Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, (e) the Fund's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 - 6, 2008, the Fund's Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock Investment Management, LLC for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 - 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund's portfolio management team discussing Fund performance and the Fund's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Fund's portfolio management team, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the Fund's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.


30       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

The Fund ranked in the first, second and third quartiles on a net basis against its Lipper peer universe for the one-, three- and five-year periods ended December 31, 2007, respectively. The Board noted that the Fund's five-year performance does not meet the Board's expectations, but that more recent results have been encouraging. The Board will continue its ongoing dialogue with BlackRock on the Fund's performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the
Fund: The Board, including the Independent Directors, reviewed the Fund's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock's profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board took into account that the Master LLC (the BlackRock Value Opportunities Fund, Inc. invests all of its assets into a master portfolio in a master-feeder arrangement in which Master LLC, and not the Fund, pays the Advisor an advisory fee) has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third-party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock Investment Management, LLC for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       31

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and
  Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board,
  Chairman of the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O'Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


32       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       33

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund's/Master LLC's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's/Master LLC's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's/Master LLC's Forms N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio+
BlackRock Income Builder Portfolio+
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


     BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2008       35

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Value Opportunities Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10253-9/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: November 24, 2008